10-K Notes payable - Schedule of interest expense by credit facility (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 21, 2023	Apr. 30, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes payable
Stated interest expense			$ 13,241	$ 11,565	$ 46,456	$ 44,743	$ 45,137
Amortization of debt discount/ premium and deferred financing fees			1,605	1,795	7,064	8,449	8,571
Total interest expense			14,846	13,360	53,520	53,192	53,708
Interest expense on deferred consideration, total					3,000
Interest expense on deferred consideration			$ 100	$ 800	2,436	$ 5,913	$ 9,700
Interest expense on deferred consideration, monthly installments					$ 500
Senior Secured Notes – 2026
Notes payable
Effective interest rate					9.30%	9.33%	8.00%
Stated interest expense					$ 36,687	$ 36,750	$ 38,000
Amortization of debt discount/ premium and deferred financing fees					5,193	4,805	4,193
Total interest expense					$ 41,880	$ 41,555	$ 42,193
Senior Secured Notes – 2027
Notes payable
Effective interest rate					10.69%
Stated interest expense					$ 6,263
Amortization of debt discount/ premium and deferred financing fees					311
Total interest expense					$ 6,574
Bloom Notes - 2025
Notes payable
Effective interest rate					10.36%	10.35%	10.35%
Stated interest expense					$ 127	$ 2,440	$ 2,433
Amortization of debt discount/ premium and deferred financing fees					200	3,644	3,274
Total interest expense					$ 327	$ 6,084	$ 5,707
Bloom Notes - 2024
Notes payable
Effective interest rate					10.00%	10.00%	10.00%
Stated interest expense					$ 78	$ 3,027	$ 2,825
Amortization of debt discount/ premium and deferred financing fees					0	0	1,030
Total interest expense					$ 78	$ 3,027	$ 3,855
Decrease in future principal payments	$ 4,000
Bloom Notes – 2023
Notes payable
Effective interest rate							7.99%
Stated interest expense							$ 0
Amortization of debt discount/ premium and deferred financing fees							74
Total interest expense							$ 74
Debt term		12 months
Decrease in future principal payments	$ 6,000	$ 6,000
Amended Needham LOC
Notes payable
Effective interest rate					7.99%	7.99%
Stated interest expense					$ 1,196	$ 34
Amortization of debt discount/ premium and deferred financing fees					1,261	0
Total interest expense					$ 2,457	$ 34
ABL Facility – EWB Note
Notes payable
Effective interest rate					6.00%	6.00%	6.00%
Stated interest expense					$ 730	$ 607	$ 118
Amortization of debt discount/ premium and deferred financing fees					99	0	0
Total interest expense					$ 829	$ 607	$ 118
Other notes payable - BHH Note
Notes payable
Effective interest rate					15.00%	14.79%	14.79%
Stated interest expense					$ 841	$ 1,128	$ 1,125
Amortization of debt discount/ premium and deferred financing fees					0	0	0
Total interest expense					$ 841	$ 1,128	$ 1,125
Seller notes payable - Scottsdale Note
Notes payable
Effective interest rate					5.00%	5.00%	5.00%
Stated interest expense					$ 215	$ 239	$ 222
Amortization of debt discount/ premium and deferred financing fees					0	0	0
Total interest expense					$ 215	$ 239	$ 222
Other notes payable - VOWL Note
Notes payable
Effective interest rate					4.25%	5.90%	5.90%
Stated interest expense					$ 99	$ 183	$ 304
Amortization of debt discount/ premium and deferred financing fees					0	0	0
Total interest expense					$ 99	$ 183	$ 304
Other notes payable - NGC Note
Notes payable
Effective interest rate					12.00%	12.00%
Stated interest expense					$ 96	$ 100
Amortization of debt discount/ premium and deferred financing fees					0	0
Total interest expense					96	$ 100
Seller Notes Payable - Phyto Note
Notes payable
Effective interest rate						7.50%	7.50%
Stated interest expense						$ 223	$ 105
Amortization of debt discount/ premium and deferred financing fees						0	0
Total interest expense						223	105
Other notes payable - miscellaneous
Notes payable
Stated interest expense					124	12	5
Amortization of debt discount/ premium and deferred financing fees					0	0	0
Total interest expense					$ 124	$ 12	$ 5